BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Jan. 01, 2015
Basis of Presentation and Principles of Consolidation
Investments	$ 77,347,000	$ 70,696,000
Investments in Funds
General Partners' Investment	$ 81,800,000	$ 81,800,000	$ 62,600,000
Consolidated VIEs [Abstract]
Number of CLOs consolidated	2	2	31	1
Number of Credit Funds Consolidated	2	2
Number of CLOs Deconsolidated				30
Unconsolidated VIEs [Abstract]
Number of CLOs not consolidated	26	28	1
Number of CDOs not consolidated	8	8	8
Number of Credit Funds not consolidated	2	2	4
Maximum exposure to loss	$ 82,338,000	$ 82,357,000
Unconsolidated VIE, investment in	$ 39,500,000	$ 29,000,000
Warehouses
Consolidated VIEs [Abstract]
Warehouses deconsolidated		2	6
Warehouses consolidated		2	7
Consolidated Warehouse Investments Held	0	0	1	1
Accounts Receivable
Unconsolidated VIEs [Abstract]
Maximum exposure to loss	$ 394,000	$ 605,000
Accounts Receivable | Variable Interest Entity, Not Primary Beneficiary
Unconsolidated VIEs [Abstract]
Maximum exposure to loss	$ 4,500,000	$ 4,100,000	$ 300,000
Minimum [Member]
Consolidated VIEs [Abstract]
Equity leverage | item	3	3
Maximum [Member]
Consolidated VIEs [Abstract]
Equity leverage | item	5	5
Consolidated VIEs | Tactical Income Fund
Investments in Funds
General Partners' Investment	$ 33,600,000	$ 33,200,000	11,000,000
Consolidated VIEs [Abstract]
Noncontrolling Interest in Variable Interest Entity	7,800,000	7,800,000	6,500,000
Unconsolidated VOE [Member] | Co-Investment Fund
Investments in Funds
General Partners' Investment	11,800,000	12,100,000	16,600,000
Unconsolidated VOE [Member] | Warehouse Fund
Investments in Funds
General Partners' Investment	14,700,000	13,900,000	10,600,000
Unconsolidated VIE [Member] | Senior Secured Loan Fund
Investments in Funds
General Partners' Investment	$ 5,500,000	$ 5,400,000	5,200,000
Consolidated VIEs [Abstract]
Noncontrolling Interest in Variable Interest Entity			$ 204,500,000